Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016